Document And Entity Information	Jan. 23, 2025
Document Information [Line Items]
Entity, Registrant Name	GENPREX, INC.
Document, Type	8-K
Document, Period End Date	Jan. 23, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38244
Entity, Tax Identification Number	90-0772347
Entity, Address, Address Line One	3300 Bee Cave Road, #650-227
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	537-7997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GNPX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001595248